Neuberger Berman Equity Funds® (“Equity Funds”)
Neuberger Genesis Fund
Neuberger Intrinsic Value Fund
Neuberger Multi-Cap Opportunities Fund
Neuberger Quality Equity Fund
Neuberger Small Cap Growth Fund
Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information, each dated December 18, 2025, as amended and supplemented

The following change applies to the Summary Prospectuses, Prospectuses and Statement of Additional Information for Neuberger Genesis Fund, Neuberger Intrinsic Value Fund, Neuberger Multi-Cap Opportunities Fund, Neuberger Quality Equity Fund and Neuberger Small Cap Growth Fund (each a “Fund” and together, the “Funds”).
The Board of Trustees of Equity Funds (“Board”) approved stock splits and reverse stock splits of the issued and outstanding shares of certain classes of each Fund (collectively, the “Stock Split”).  The Stock Split will be completed for certain classes of the Funds as outlined in the chart below after the close of business on September 11, 2026.  As a result of the Stock Split, for each share of each affected class of each Fund a shareholder currently holds, the shareholder will receive a proportional number of shares of the same class of the respective Fund with the same aggregate dollar value.  Thus, the total dollar value of an investment in a Fund will be unchanged and each shareholder will continue to own the same percentage (by value) of the Fund immediately following the Stock Split as the shareholder did immediately prior to the Stock Split.  The Stock Split will not be a taxable event, nor does it have an impact on any Fund’s holdings or its performance.
The Stock Split will be carried out in accordance with a stock split ratio calculated to result in net asset values per share (“NAVs”) that better align the share class prices of each of the Funds.  The ratios, which are based on the NAVs of each respective Fund’s various classes as of July 14, 2026, are shown in the table below.
The shares of each Fund impacted by the Stock Split will be offered, sold, and redeemed on a Stock Split-adjusted basis beginning on the first business day following the Stock Split.  Each Fund will affect the Stock Split after the close of business on September 11, 2026. Each shareholder’s next account statement after the Stock Split is completed will reflect the Stock Split.
Reason for the Stock Split
The Board approved the Stock Split in order to bring the NAVs of the classes of each Fund into better alignment with one another.  The Stock Split is designed to reduce the variance between the NAVs in order for shares of each respective class of each respective Fund to have approximately the same NAV.  This is intended to reduce marketplace confusion and bring greater uniformity to the ratio of capital gains to the NAVs across the classes of each affected Fund.

FUND CLASS	STOCK SPLIT RATIO (OLD TO NEW)
Genesis Fund Advisor Class	1:0.9623
Genesis Fund Class E	1:1.0062
Genesis Fund Investor Class	1:0.9953
Genesis Fund Institutional Class	1:1.0000 (i.e., no split)
Genesis Fund R6 Class	1:1.0000 (i.e., no split)
Genesis Fund Trust Class	1:0.9895
Intrinsic Value Fund Class A	1:0.9684
Intrinsic Value Fund Class C	1:0.9067
Intrinsic Value Fund Institutional Class	1:1.0000 (i.e., no split)
Intrinsic Value Fund Class R6	1:1.0090
Multi-Cap Opportunities Fund Class A	1:0.9926
Multi-Cap Opportunities Fund Class C	1:0.9131
Multi-Cap Opportunities Fund Class E	1:1.0000 (i.e., no split)
Multi-Cap Opportunities Fund Institutional Class	1:1.0000 (i.e., no split)
Quality Equity Fund Class A	1:0.9930
Quality Equity Fund Class C	1:0.9394
Quality Equity Fund Class E	1:1.0045
Quality Equity Fund Institutional Class	1:1.0000 (i.e., no split)
Quality Equity Fund Investor Class	1:1.0000 (i.e., no split)
Quality Equity Fund R3 Class	1:0.9837
Quality Equity Fund R6 Class	1:1.0000 (i.e., no split)
Quality Equity Fund Trust Class	1:0.9956
Small Cap Growth Fund Class A	1:0.9803
Small Cap Growth Fund Advisor Class	1:0.9726
Small Cap Growth Fund Class C	1:0.9403
Small Cap Growth Fund Institutional Class	1:1.0000 (i.e., no split)
Small Cap Growth Fund Investor Class	1:0.9938
Small Cap Growth Fund R3 Class	1:0.9668
Small Cap Growth Fund R6 Class	1:1.0056
Small Cap Growth Fund Trust Class	1:0.9808

The date of this supplement is July 22, 2026.
Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com